STOCK-BASED COMPENSATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Equity-settled Share Based Awards
Share based compensation
Schedule of movements in the number of share options outstanding

	Twelve month ended December 31,
	2021			2020
			Weighted-			Weighted-
			average fair			average fair
	Shares		value per share	Shares		value per share
	(in thousands)		(in RUB)	(in thousands)		(in RUB)

Outstanding at the beginning of the period	3,194		424	3,907		444
Granted during the period	18,733		249	1,818		415
Forfeited during the period	(447)		407	(373)		391
Exercised during the period	(814)	(1)	406	(2,158)	(2)	443
Outstanding at the end of the period	20,666		327	3,194		424
Exercisable at the end of the period	6,246		361	1,494		408
(1)The weighted-average exercise price of shares was RUB 375.
(2)The weighted-average exercise price of shares was RUB 487.

Schedule of range of exercise prices and the weighted-average remaining contractual terms

	December 31, 2021
			Weighted-
			average
		Range of	remaining
	Shares (in	exercise prices	contractual term
	thousands)	(in RUB)	(in month)
Outstanding shares	20,666
Incl. to be exercised in 2022	5,689	153-599	3
to be exercised in 2023	6,241	136-545	15
to be exercised in 2024	8,736	121-846	27

Cash-settled Share Based Awards
Share based compensation
Schedule of movements in the number of share options outstanding

	Twelve month ended December 31,
	2021			2020
			Weighted-			Weighted-
			average fair			average fair
	Shares		value per share	Shares		value per share
	(in thousands)		(in RUB)	(in thousands)		(in RUB)
Outstanding at the beginning of the period	725		707	2,466		857
Granted during the period	3,788		423	510		782
Forfeited during the period	(298)		678	(241)		782
Exercised during the period	(729)	(1)	707	(2,011)	(1)	812
Outstanding at the end of the period	3,485		402	725		707
Exercisable at the end of the period	1,598		638	725		707
(1)The weighted-average exercise price of shares is equal weighted-average fair value.

Schedule of range of exercise prices and the weighted-average remaining contractual terms

	December 31, 2021
			Weighted-
			average
		Range of	remaining
	Shares	exercise prices	contractual term
	(in thousands)	(in RUB)	(in month)
Outstanding shares, Incl.	3,485
to be exercised in 2022, based on ADR	969	953	3
to be exercised in 2022, based on ordinary shares	629	153	3
to be exercised in 2023, based on ordinary shares	629	136-273	15
to be exercised in 2024, based on ordinary shares	1,258	121-605	27